Subsequent Events - Notable changes in proved reserves (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) MBoe	Dec. 31, 2021 USD ($) MBoe	Dec. 31, 2020 USD ($) MBoe
Subsequent Events
Increase (decrease) in revisions of previous estimates proved developed and undeveloped reserves	581	3,814	(10,726)
SEC price of oil | $	94.14	66.55	39.54
SEC price of natural gas | $	6.36	3.60	1.99
Negative revisions related to the removal of undeveloped drilling locations	1,270	(3,814)	(10,726)
Threshold period for recognition of proved reserves expected to be developed		5 years	5 years
Increase (decrease) in revisions of previous estimates proved developed and undeveloped reserves		(2,636)	(6,908)
Increase (decrease) in revisions of previous estimates proved developed and undeveloped reserves		(1,178)	(3,818)
Total extensions and discoveries	8,211	4,113	1,900
Increase in proved developed reserves due to drilling activity	699	354	637
Increase in proved developed reserves due to new proved undeveloped locations added	7,512	3,759	1,263
Divestiture of reserves		1,491	81
Acquisition of reserves	5,247	14,216	5,499